Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (21)	$ (173)
Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,463	1,231
Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	214	95
Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	100	96
Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	883	778
Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	122	105
Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	136	151
Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8
Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3,681	3,480
Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	679	420
Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	740	712
Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	156	128
Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,053	2,182
Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	53	38
U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(937)	(1,266)
U.S Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	729	575
U.S Dollar risk[Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	114	18
U.S Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	88	89
U.S Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	454	381
U.S Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	72	84
U.S Dollar risk[Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
U.S Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	3
U.S Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,666	1,841
U.S Dollar risk[Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	267	198
U.S Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	145	172
U.S Dollar risk[Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	19
U.S Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,211	1,452
U.S Dollar risk[Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	0
Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	422	378
Euro risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	289	214
Euro risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	13	19
Euro risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	1
Euro risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	227	177
Euro risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	16
Euro risk [Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Euro risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	1
Euro risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	388	389
Euro risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	70	95
Euro risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	163	178
Euro risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	68	44
Euro risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	36	34
Euro risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	51	38
British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	16
British Pound risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	40	41
British Pound risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	4
British Pound risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	35	37
British Pound risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
British Pound risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	132	73
British Pound risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	85	18
British Pound risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	22
British Pound risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	4
British Pound risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	22	29
British Pound risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	305	500
Israeli Shekel risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	67	57
Israeli Shekel risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	4
Israeli Shekel risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	58	50
Israeli Shekel risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	3
Israeli Shekel risk [Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Israeli Shekel risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,240	948
Israeli Shekel risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	181	58
Israeli Shekel risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	326	247
Israeli Shekel risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	17	47
Israeli Shekel risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	716	596
Israeli Shekel risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	54	65
Chinese Yuan Renminbi risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	251	235
Chinese Yuan Renminbi risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	33
Chinese Yuan Renminbi risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	3
Chinese Yuan Renminbi risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	51	48
Chinese Yuan Renminbi risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	136	151
Chinese Yuan Renminbi risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Chinese Yuan Renminbi risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	220	198
Chinese Yuan Renminbi risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	68	47
Chinese Yuan Renminbi risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	66	79
Chinese Yuan Renminbi risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	26	12
Chinese Yuan Renminbi risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	60	60
Chinese Yuan Renminbi risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	46	10
Brazilian Real risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	31	30
Brazilian Real risk [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	6
Brazilian Real risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	22
Brazilian Real risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	2
Brazilian Real risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	20
Brazilian Real risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	4
Brazilian Real risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	9
Brazilian Real risk [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Brazilian Real risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	7
Brazilian Real risk [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	81	124
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	56	79
Other [Member] | Cash and cash equivalents [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	14	11
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	3
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	63
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	2
Other [Member] | Measured at fair value through the statement of comprehensive income [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	11
Other [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	5
Other [Member] | Other current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances		2
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	4
Other [Member] | Other non-current liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Non-derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(2,218)	(2,249)
Non-derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(937)	(1,266)
Non-derivative instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(99)	(175)
Non-derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(92)	(32)
Non-derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,173)	(891)
Non-derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	31	37
Non-derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	11	10
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	68
Derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2,197	2,076
Derivative instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	521	553
Derivative instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	100	48
Derivative instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,478	1,391
Derivative instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	28
Derivative instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	35	0
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	40	56
SWAP USD into ILS [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	701	482
SWAP USD into ILS [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	701	482
SWAP USD into ILS [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into ILS [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into Euro [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	324	447
SWAP USD into Euro [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into Euro [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	324	447
SWAP USD into Euro [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into Euro [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into Euro [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into Euro [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into Euro [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
SWAP USD into GBP [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	63
SWAP USD into GBP [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into GBP [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into GBP [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	63
SWAP USD into GBP [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into GBP [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into GBP [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
SWAP USD into GBP [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0
Cylinder instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	479	660
Cylinder instruments [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	47	45
Cylinder instruments [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	10	15
Cylinder instruments [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	400	600
Cylinder instruments [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	0
Forward contracts [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	630	487
Forward contracts [Member] | U.S Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	150	61
Forward contracts [Member] | British Pound risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	27	33
Forward contracts [Member] | Israeli Shekel risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	377	309
Forward contracts [Member] | Chinese Yuan Renminbi risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	23	28
Forward contracts [Member] | Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	15	0
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 38	$ 56